CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Summary of Unaudited Condensed Financial Information of Equity Method Investees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating data:
Revenue	$ 7,609	$ 6,131	$ 6,943
Gross profit	4,904	4,847	4,841
Income (loss) from operations	(60)	(911)	(2,776)
Net income (loss)	(3,001)	(4,422)	(2,104)
Net income (loss) attributable to Equity method investees		(262)	(687)
Balance sheet data:
Current assets	6,061	13,550	20,527
Long-term assets	666	1,289	2,545
Current liabilities	(7,633)	(9,672)	$ (70,213)
Long-term liabilities	$ (56,407)	$ (53,071)